Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,238,988	$ 2,624,730	$ 57,670
Prepaid expenses	358,537	145,882	15,000
Total current assets	4,597,525	2,770,612	72,670
Property and equipment, net	4,681	5,974	7,699
Total assets	4,602,206	2,776,586	80,369
Current liabilities:
Accounts payable	91,374	103,656	543,993
Accrued expenses	515,658	80,694	982,988
Deferred revenue			32,000
Short term insurance financing	172,005
Total current liabilities	779,037	184,350	3,137,721
Total liabilities	779,037	184,350	3,137,721
Stockholders’ equity (deficit):
Preferred stock, value	1	1	1
Common stock, value	79	61	40
Additional paid-in capital	18,873,691	12,347,098	1,341,662
Accumulated deficit	(15,050,602)	(9,754,924)	(4,399,055)
Total stockholders’ equity (deficit)	3,823,169	2,592,236	(3,057,352)
Total liabilities and stockholders’ equity (deficit)	$ 4,602,206	2,776,586	80,369
Nonrelated Party [Member]
Current liabilities:
Convertible notes			1,323,890
Related Party [Member]
Current liabilities:
Convertible notes			$ 254,850